Commitments, Guarantees, and Contingencies - Schedule of Future Payment Commitments (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2014 hour	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2015
Operating Leases
2023			$ 95
2024			65
2025			50
2026			41
2027			25
2028 & beyond			73
Total lease payments			349
Commitments, 2023			3,450
Commitments, 2024			2,741
Commitments, 2025			2,092
Commitments, 2026			1,702
Commitments, 2027			1,559
Commitments, 2028 and beyond			4,758
Commitments			16,302
Purchase commitment, remaining minimum amount committed			2,600
Undiscounted cash flows			41
Service agreement payable			148
Service agreement payable in five years			53
Environmental
Other Commitment, Fiscal Year Maturity [Abstract]
2023			10
2024			1
2025			1
2026			1
2027			0
2027			0
Total			13
Post Acquisition Contingent Payments
Other Commitment, Fiscal Year Maturity [Abstract]
2024			0
2025			0
2026			0
2027			0
2027			0
Total			5
Merger commitments
Other Commitment, Fiscal Year Maturity [Abstract]
2023			5
2024			2
2025			1
2026			1
2027			1
2027			0
Total			10
Operating Leases
Cumulative expenses incurred but not yet paid				$ 8
Capital projects
Other Commitment, Fiscal Year Maturity [Abstract]
2023			32
2024			0
2025			0
2026			0
2027			0
2027			0
Total			32
Gas purchase
Purchase Obligation, Fiscal Year Maturity [Abstract]
2023			1,433
2024			1,209
2025			1,088
2026			1,014
2027			1,004
2028 & beyond			3,406
Total			9,154
Operating Leases
Purchase commitment, remaining minimum amount committed				7,600
Purchase obligation			9,154
Pipeline and storage services
Purchase Obligation, Fiscal Year Maturity [Abstract]
2023			474
2024			428
2025			392
2026			347
2027			303
2028 & beyond			749
Total			2,693
Operating Leases
Purchase commitment, remaining minimum amount committed				1,000
Purchase obligation			2,693
LPG purchase
Purchase Obligation, Fiscal Year Maturity [Abstract]
2023			431
2024			336
2025			251
2026			173
2027			150
2028 & beyond			194
Total			1,535
Operating Leases
Purchase obligation			1,535
Electricity purchase
Purchase Obligation, Fiscal Year Maturity [Abstract]
2023			869
2024			616
2025			231
2026			56
2027			16
2028 & beyond			2
Total			1,790
Operating Leases
Purchase obligation			1,790
Operating Lease Contracts
Operating Leases
2023			101
2024			96
2025			81
2026			72
2027			56
2028 & beyond			156
Total lease payments			562
Service agreements
Purchase Obligation, Fiscal Year Maturity [Abstract]
2023			76
2024			53
2025			47
2026			38
2027			29
2028 & beyond			251
Total			494
Operating Leases
Purchase obligation			494
Service agreement term, (EOH/CT) | hour		124,000
Service agreement term		25 years
Service agreement payment period	12 years
Service agreements | Ridley Terminals Inc.
Operating Leases
Lease term (years)					20 years
Crude Oil and Condensate Purchase
Purchase Obligation, Fiscal Year Maturity [Abstract]
2023			14
2024			0
2025			0
2026			0
2027			0
2028 & beyond			0
Total			14
Operating Leases
Purchase obligation			14
Electricity, renewable energy credits
Purchase Obligation, Fiscal Year Maturity [Abstract]
Total				78
Operating Leases
Purchase obligation				$ 78
Very Large Gas Carriers
Operating Leases
2023			11
Undiscounted cash flows			$ 203